Investment Risks - Simplify Gold Strategy PLUS Income ETF	May 29, 2026
Prospectus [Line Items]
Risk [Text Block]	The sections of prospectus and summary prospectus entitled “Principal Investment Risks” are supplemented with the following.
Underlying Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Fund Risk. ETFs and ETPs in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the ETFs and ETPs and may be higher than other funds that invest directly in stocks and bonds. Each of the ETFs and ETPs is subject to its own gold-related specific risks, but the adviser expects the principal investments risks of such ETFs and ETPs will be similar to the risks of investing in the Fund. The Gold ETPs in which the Fund invests are not registered, nor are they required to be registered, as investment companies subject to the 1940 Act and, therefore, are not subject to the regulatory scheme of the 1940 Act.

The section of the prospectus entitled “Principal Investment Risks” is supplemented with the following.

Underlying Fund Risk. ETFs and ETPs in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the ETFs and ETPs and may be higher than other funds that invest directly in stocks and bonds. Each of the ETFs and ETPs is subject to its own gold-related specific risks, but the adviser expects the principal investments risks of such ETFs and ETPs will be similar to the risks of investing in the Fund. The Gold ETPs in which the Fund invests are not registered, nor are they required to be registered, as investment companies subject to the 1940 Act and, therefore, are not subject to the regulatory scheme of the 1940 Act.

Gold Etf Risks [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Gold ETF Risks. The Gold ETFs do not invest directly in gold. Instead, the Gold ETFs obtain indirect exposure to gold by investing in gold futures, swaps, and/or options. The market for derivatives linked to gold may be less developed, and potentially less liquid and more volatile, than more established markets. The price for gold futures, swaps, and options is based on a number of factors, including the supply of and the demand for these derivatives. Market conditions and expectations, position limits, accountability levels, collateral requirements, availability of counterparties, and other factors each can impact the supply of and demand for these derivatives. Additionally, collateral requirements may require the Gold ETFs to liquidate their positions, potentially incurring losses and expenses, when it otherwise would not do so. Investing in derivatives like gold futures may be considered aggressive and may expose the Gold ETFs to significant risks. These risks include counterparty risk and liquidity risk.

Exchange Traded Product E T P Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Exchange Traded Product (ETP) Risk. The Fund invests in Gold ETPs. Through its positions in Gold ETPs, the Fund generally will be subject to the risks associated with such vehicle’s investments, including the possibility that the value of the securities or instruments held by a Gold ETP could decrease. The Gold ETPs in which the Fund invests are not registered, nor are they required to be registered, as investment companies subject to the 1940 Act and, therefore, are not subject to the regulatory scheme of the 1940 Act including: provisions preventing Gold ETP insiders from managing a Gold ETP to their benefit and to the detriment of shareholders; provisions preventing a Gold ETP from issuing securities having inequitable or discriminatory provisions; provisions preventing management by irresponsible persons; provisions preventing the use of unsound or misleading methods of computing Gold ETP earnings and asset value; provisions prohibiting suspension of redemptions (except under limited circumstances); provisions limiting fund leverage; provisions imposing a fiduciary duty on fund managers with respect to receipt of compensation for services; and provisions preventing changes in a Gold ETP’s character without the consent of shareholders. When the Fund invests in a Gold ETP, in addition to directly bearing the expenses associated with its own operations, it also will bear a pro rata portion of the Gold ETP’s expenses (including operating costs and management fees).